Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended			36 Months Ended
	Dec. 31, 2020	Sep. 13, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Our compensation programs are designed to align compensation with business objectives and our financial performance, and to attract, retain, motivate, focus, and reward executives in order to enhance our long-term growth and profitability, foster stockholder value creation, and align executives’ interests with those of our stockholders.
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationships between compensation actually paid to our named executive officers and company performance. In this section, we refer to compensation actually paid (“CAP”) and other terms used in the applicable SEC rules. For information concerning our compensation philosophy, refer to “Compensation Discussion and Analysis” above.
Pay Versus Performance Table
Year	Reported Summary Compensation Table (“SCT”) Total for PEO 1	Compensation Actually Paid to PEO 1(2)	Reported Summary Compensation Table Total for PEO 2	Compensation Actually Paid to PEO 2(2)	Average Reported Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment(1)		Net Income (in millions)	Company Selected Measure: Revenue (in millions)(5)
							Company Total Shareholder Return	Peer Group Shareholder Return(4)
2022	$6,616,251	$(13,137,692)	N/A	N/A	$4,472,247	$(842,693)	$159	$114	$(314.2)	$128.3
2021	$2,866,931	$(6,449,458)	N/A	N/A	$11,099,491	$6,128,515	$398	$126	$(181.2)	$130.5
2020	$12,478,770	$51,604,237	$1,717,050	$8,398,519	$1,855,694	$4,749,166	$505	$126	$29.4	$78.9

(1)
Total shareholder return is calculated by assuming that a $100 investment was made on at the close of trading on December 31, 2019 and reinvesting all dividends until the last day of each reported fiscal year.

(2)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP.

Year	Executives	SCT Total	Deduct SCT Stock & Option Awards	Add Year-End Value of Unvested Awards Granted in Year(a)	Add Change in Value of Unvested Awards Granted in Prior Years(a)	Add Fair Value of Vested Awards Granted in Year(a)	Add Change in Value of Vested Awards Granted in Prior Years(a)	Deduct Fair Value of Forfeited Awards in Year(a)
2022 2022	PEO 1	$6,616,251	$(5,517,997)	$3,572,661	$(11,593,565)	$485,101	$(6,700,144)	$0
	Non-PEO NEOs*	$4,472,247	$(3,944,226)	$2,962,458	$(2,161,553)	$141,415	$(1,075,233)	$(1,237,802)
2021 2021	PEO 1	$2,866,931	$(1,448,052)	$574,247	$(8,880,638)	$94,868	$343,184	$0
	Non-PEO NEOs*	$11,099,491	$(10,246,763)	$5,818,159	$(603,005)	$25,851	$34,783	$0
2020 2020 2020	PEO 1	$12,478,770	$(11,835,900)	$50,961,367	$0	$0	$0	$0
	PEO 2	$1,717,050	$(551,250)	$3,891,000	$592,015	$1,945,500	$1,061,203	$(257,000)
	Non-PEO NEOs*	$1,855,694	$(1,535,473)	$4,481,588	$138,827	$0	$(8,737)	$(182,732)

*
Presented on an averaged basis

(a)
For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of equity awards as of each measurement date using valuation assumptions and methodologies (including expected term, volatility, dividend yield and risk-free interest rates) that are consistent with those used to estimate fair value at grant under U.S. GAAP. The valuation assumptions used to calculate option fair values differed materially from those disclosed at the time of grant in the following ways:

•
Risk-free rates range from 0.13% to 4.42% for the pay-versus-performance valuations versus a range of 0.28% to 3.66% for grant-date valuations. The risk-free rates differed due to macroeconomic changes between the grant date and valuation dates.

•
The expected option term estimates range from 2.17 years to 8.71 years for the pay versus performance valuations versus 4.6 years and 6.10 for the grant date valuations. The expected term changed from the grant date to incorporate the passage of time in the awards’ life and by the degree to which the option was in or out of the money.

•
The volatilities range from 60.45% to 92.45% for the pay versus performance valuations versus 67.00% – 75.45% for grant date valuations. The volatility differed due to macroeconomic changes in the market for our common stock between the grant date and valuation dates.

•
The stock price on the valuation date ranged from $2.80 to $50.32 for the pay versus performance valuations versus $2.45 to $46.37 for grant date valuations.

All other valuation assumptions are not materially different from the grant-date assumptions and there were no changes in calculation methodology. For additional details on the valuation assumptions used at grant, see Note 10. “Stockholders’ Equity” to the consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2022.
(3)
The NEOs for each applicable year are:

•
2022:   PEO: Christian O. Henry. Non-PEO NEOs: Susan Kim, Mark Van Oene, Jeff Eidel, and Peter Fromen. Mr. Fromen resigned from his role as Chief Commercial Officer effective May 20, 2022. Mr. Eidel was appointed as Chief Commercial Officer effective August 16, 2022.

•
2021:   PEO: Christian O. Henry. Non-PEO NEOs: Susan Kim, Mark Van Oene, Peter Fromen, and Denis Zaccarin. Dr. Zaccarin ceased to serve as an executive officer after January 8, 2021. Mr. Van Oene was appointed as Chief Operating Officer, and Mr. Fromen was appointed Chief Commercial Officer, effective January 8, 2021.

•
2020:   PEO 1: Christian O. Henry. PEO 2: Michael Hunkapiller. Dr. Hunkapiller stepped down from his role as Chief Executive Officer and President effective September 14, 2020. Non-PEO NEOs: Susan Kim, Susan Barnes, and Denis Zaccarin. Ms. Barnes retired from her role as Executive Vice President and Chief Financial Officer effective August 7, 2020. Mr. Henry was appointed as President and Chief Executive Officer effective September 14, 2020, and Ms. Kim was appointed as Chief Financial Officer effective September 28, 2020.

(4)
The peer group used for relative TSR is the Nasdaq Biotechnology Index, which is the same peer group we use for the stock performance graph included in this proxy statement pursuant to Item 201(e) of Regulation S-K.

(5)
The company-selected measure is revenue, as described above in “Compensation Discussion and Analysis.” Revenue means all GAAP-based revenue as reflected in our audited financial statements.

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote [Text Block]
(3)
The NEOs for each applicable year are:

•
2022:   PEO: Christian O. Henry. Non-PEO NEOs: Susan Kim, Mark Van Oene, Jeff Eidel, and Peter Fromen. Mr. Fromen resigned from his role as Chief Commercial Officer effective May 20, 2022. Mr. Eidel was appointed as Chief Commercial Officer effective August 16, 2022.

•
2021:   PEO: Christian O. Henry. Non-PEO NEOs: Susan Kim, Mark Van Oene, Peter Fromen, and Denis Zaccarin. Dr. Zaccarin ceased to serve as an executive officer after January 8, 2021. Mr. Van Oene was appointed as Chief Operating Officer, and Mr. Fromen was appointed Chief Commercial Officer, effective January 8, 2021.

•
2020:   PEO 1: Christian O. Henry. PEO 2: Michael Hunkapiller. Dr. Hunkapiller stepped down from his role as Chief Executive Officer and President effective September 14, 2020. Non-PEO NEOs: Susan Kim, Susan Barnes, and Denis Zaccarin. Ms. Barnes retired from her role as Executive Vice President and Chief Financial Officer effective August 7, 2020. Mr. Henry was appointed as President and Chief Executive Officer effective September 14, 2020, and Ms. Kim was appointed as Chief Financial Officer effective September 28, 2020.

Peer Group Issuers, Footnote [Text Block]
(4)
The peer group used for relative TSR is the Nasdaq Biotechnology Index, which is the same peer group we use for the stock performance graph included in this proxy statement pursuant to Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP.

Year	Executives	SCT Total	Deduct SCT Stock & Option Awards	Add Year-End Value of Unvested Awards Granted in Year(a)	Add Change in Value of Unvested Awards Granted in Prior Years(a)	Add Fair Value of Vested Awards Granted in Year(a)	Add Change in Value of Vested Awards Granted in Prior Years(a)	Deduct Fair Value of Forfeited Awards in Year(a)
2022 2022	PEO 1	$6,616,251	$(5,517,997)	$3,572,661	$(11,593,565)	$485,101	$(6,700,144)	$0
	Non-PEO NEOs*	$4,472,247	$(3,944,226)	$2,962,458	$(2,161,553)	$141,415	$(1,075,233)	$(1,237,802)
2021 2021	PEO 1	$2,866,931	$(1,448,052)	$574,247	$(8,880,638)	$94,868	$343,184	$0
	Non-PEO NEOs*	$11,099,491	$(10,246,763)	$5,818,159	$(603,005)	$25,851	$34,783	$0
2020 2020 2020	PEO 1	$12,478,770	$(11,835,900)	$50,961,367	$0	$0	$0	$0
	PEO 2	$1,717,050	$(551,250)	$3,891,000	$592,015	$1,945,500	$1,061,203	$(257,000)
	Non-PEO NEOs*	$1,855,694	$(1,535,473)	$4,481,588	$138,827	$0	$(8,737)	$(182,732)

*
Presented on an averaged basis

(a)
For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of equity awards as of each measurement date using valuation assumptions and methodologies (including expected term, volatility, dividend yield and risk-free interest rates) that are consistent with those used to estimate fair value at grant under U.S. GAAP. The valuation assumptions used to calculate option fair values differed materially from those disclosed at the time of grant in the following ways:

•
Risk-free rates range from 0.13% to 4.42% for the pay-versus-performance valuations versus a range of 0.28% to 3.66% for grant-date valuations. The risk-free rates differed due to macroeconomic changes between the grant date and valuation dates.

•
The expected option term estimates range from 2.17 years to 8.71 years for the pay versus performance valuations versus 4.6 years and 6.10 for the grant date valuations. The expected term changed from the grant date to incorporate the passage of time in the awards’ life and by the degree to which the option was in or out of the money.

•
The volatilities range from 60.45% to 92.45% for the pay versus performance valuations versus 67.00% – 75.45% for grant date valuations. The volatility differed due to macroeconomic changes in the market for our common stock between the grant date and valuation dates.

•
The stock price on the valuation date ranged from $2.80 to $50.32 for the pay versus performance valuations versus $2.45 to $46.37 for grant date valuations.

All other valuation assumptions are not materially different from the grant-date assumptions and there were no changes in calculation methodology. For additional details on the valuation assumptions used at grant, see Note 10. “Stockholders’ Equity” to the consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2022.

Non-PEO NEO Average Total Compensation Amount			$ 4,472,247	$ 11,099,491	$ 1,855,694
Non-PEO NEO Average Compensation Actually Paid Amount			$ (842,693)	6,128,515	4,749,166
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP.

Year	Executives	SCT Total	Deduct SCT Stock & Option Awards	Add Year-End Value of Unvested Awards Granted in Year(a)	Add Change in Value of Unvested Awards Granted in Prior Years(a)	Add Fair Value of Vested Awards Granted in Year(a)	Add Change in Value of Vested Awards Granted in Prior Years(a)	Deduct Fair Value of Forfeited Awards in Year(a)
2022 2022	PEO 1	$6,616,251	$(5,517,997)	$3,572,661	$(11,593,565)	$485,101	$(6,700,144)	$0
	Non-PEO NEOs*	$4,472,247	$(3,944,226)	$2,962,458	$(2,161,553)	$141,415	$(1,075,233)	$(1,237,802)
2021 2021	PEO 1	$2,866,931	$(1,448,052)	$574,247	$(8,880,638)	$94,868	$343,184	$0
	Non-PEO NEOs*	$11,099,491	$(10,246,763)	$5,818,159	$(603,005)	$25,851	$34,783	$0
2020 2020 2020	PEO 1	$12,478,770	$(11,835,900)	$50,961,367	$0	$0	$0	$0
	PEO 2	$1,717,050	$(551,250)	$3,891,000	$592,015	$1,945,500	$1,061,203	$(257,000)
	Non-PEO NEOs*	$1,855,694	$(1,535,473)	$4,481,588	$138,827	$0	$(8,737)	$(182,732)

*
Presented on an averaged basis

(a)
For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of equity awards as of each measurement date using valuation assumptions and methodologies (including expected term, volatility, dividend yield and risk-free interest rates) that are consistent with those used to estimate fair value at grant under U.S. GAAP. The valuation assumptions used to calculate option fair values differed materially from those disclosed at the time of grant in the following ways:

•
Risk-free rates range from 0.13% to 4.42% for the pay-versus-performance valuations versus a range of 0.28% to 3.66% for grant-date valuations. The risk-free rates differed due to macroeconomic changes between the grant date and valuation dates.

•
The expected option term estimates range from 2.17 years to 8.71 years for the pay versus performance valuations versus 4.6 years and 6.10 for the grant date valuations. The expected term changed from the grant date to incorporate the passage of time in the awards’ life and by the degree to which the option was in or out of the money.

•
The volatilities range from 60.45% to 92.45% for the pay versus performance valuations versus 67.00% – 75.45% for grant date valuations. The volatility differed due to macroeconomic changes in the market for our common stock between the grant date and valuation dates.

•
The stock price on the valuation date ranged from $2.80 to $50.32 for the pay versus performance valuations versus $2.45 to $46.37 for grant date valuations.

All other valuation assumptions are not materially different from the grant-date assumptions and there were no changes in calculation methodology. For additional details on the valuation assumptions used at grant, see Note 10. “Stockholders’ Equity” to the consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2022.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Most Important Financial Performance Measures
The financial performance measures listed below represent the most important financial performance measures that were used to determine the compensation actually paid to our NEOs in 2022. No other financial performance measures were used to determine compensation actual paid to our named executive officers for 2022.
Most Important Financial Performance Measures
Revenue
Non-GAAP Gross Margin
Adjusted EBITDA

Total Shareholder Return Amount			$ 159	398	505
Peer Group Total Shareholder Return Amount			114	126	126
Net Income (Loss)			$ (314,200,000)	$ (181,200,000)	$ 29,400,000
Company Selected Measure Amount			128,300,000	130,500,000	78,900,000
PEO Name	Christian O. Henry	Michael Hunkapiller	Christian O. Henry	Christian O. Henry
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Non-GAAP Measure Description [Text Block]			(5) The company-selected measure is revenue, as described above in “Compensation Discussion and Analysis.” Revenue means all GAAP-based revenue as reflected in our audited financial statements.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Non-GAAP Gross Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Pay Vs Performance Valuations Date [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum						0.13%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum						4.42%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum						60.45%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum						92.45%
ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsStockPriceMinimum | $ / shares						$ 2.8
ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsStockPriceMaximum | $ / shares						$ 50.32
Grant Date Valuations [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum						0.28%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum						3.66%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum						67.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum						75.45%
ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsStockPriceMinimum | $ / shares						$ 2.45
ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsStockPriceMaximum | $ / shares						$ 46.37
Christian O. Henry [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 6,616,251	$ 2,866,931	$ 12,478,770
PEO Actually Paid Compensation Amount			(13,137,692)	(6,449,458)	51,604,237
Christian O. Henry [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,517,997)	(1,448,052)	(11,835,900)
Christian O. Henry [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,572,661	574,247	50,961,367
Christian O. Henry [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(11,593,565)	(8,880,638)	0
Christian O. Henry [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			485,101	94,868	0
Christian O. Henry [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,700,144)	343,184	0
Christian O. Henry [Member] | Change in Fair Value Of Forfeited Awards In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Michael Hunkapiller [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					1,717,050
PEO Actually Paid Compensation Amount					8,398,519
Michael Hunkapiller [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(551,250)
Michael Hunkapiller [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					3,891,000
Michael Hunkapiller [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					592,015
Michael Hunkapiller [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,945,500
Michael Hunkapiller [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,061,203
Michael Hunkapiller [Member] | Change in Fair Value Of Forfeited Awards In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(257,000)
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,944,226)	(10,246,763)	(1,535,473)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,962,458	5,818,159	4,481,588
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,161,553)	(603,005)	138,827
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			141,415	25,851	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,075,233)	34,783	(8,737)
Non-PEO NEO [Member] | Change in Fair Value Of Forfeited Awards In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,237,802)	$ 0	$ (182,732)